Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt [Abstract]
Long-term debt

	December 31, 2013	December 31, 2014
$1.3 billion Senior Secured Term Loan B Facility	$-	$1,296,750
$1.9 billion Term Loan B Facility	1,895,250	1,876,250
$1.35 billion Senior Secured Credit Facility	890,000	-
9.5% Senior Unsecured Notes	500,000	-
7.25% Senior Unsecured Notes	-	500,000
6.5% Senior Secured Notes	800,000	800,000
Less: Deferred financing costs	(92,014)	(100,550)
Total debt	3,993,236	4,372,450
Less: Current portion	(85,401)	(19,858)

Long-term portion	$3,907,835	$4,352,592

Loan movements for Company's debt

Loan	Loan Agreement Date	Original Amount	December 31, 2013	New Loans	Repayments	December 31, 2014
Senior Unsecured Notes	April 14, 2011	500,000	500,000	-	(500,000)	-
Drill Rigs Senior Notes	September 20, 2012	800,000	800,000	-	-	800,000
Secured Credit Facility	February 28, 2013	1,350,000	890,000	450,000	(1,340,000)	-
Term Loan B Facility	July 12, 2013	1,900,000	1,895,250	-	(19,000)	1,876,250
7.25% Senior Unsecured Notes	March 26, 2014	500,000	-	500,000	-	500,000
New Term Loan B Facility	July 25, 2014	$ 1,300,000	$ -	$ 1,300,000	$ (3,250)	$ 1,296,750
			$ 4,085,250	$ 2,250,000	$ (1,862,250)	$ 4,473,000

Annual principal payments
2015	$ 32,000
2016	32,000
2017	832,000
2018	32,000
2019	532,000
2020 and thereafter	3,013,000
Total principal payments	4,473,000
Less: Financing fees	(100,550)

Total debt	$ 4,372,450